Note 9. Income Tax Matters: Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Details
Deferred Tax Liabilities, Property, Plant and Equipment	$ 0	$ (68,700)
Deferred Tax Assets, Operating Loss Carryforwards	6,465,100	6,016,600
Deferred Tax Assets, Property, Plant and Equipment	55,600	0
Deferred Tax Assets, Tax Deferred Expense, Compensation and Benefits, Postretirement Benefits	138,700	132,400
Deferred Tax Assets, Tax Deferred Expense, Compensation and Benefits, Share-based Compensation Cost	1,593,900	1,396,100
Deferred Tax Assets, Investment in Subsidiaries	21,400	42,800
Deferred Tax Assets, Tax Deferred Expense, Reserves and Accruals, Allowance for Doubtful Accounts	11,200	34,400
Deferred Tax Assets, Other	100	400
Deferred Tax Assets, Valuation Allowance	$ (8,427,400)	$ (7,704,300)